Commitments and Contingencies (Narrative) (Details) $ in Thousands	May 15, 2017 case	Mar. 31, 2017 USD ($)	Mar. 24, 2017 case	Dec. 31, 2016 USD ($)	Oct. 27, 2016 USD ($)	Dec. 31, 2015 USD ($)	Feb. 28, 2014 USD ($)
Loss Contingencies [Line Items]
Allowance for litigation		$ 6,048		$ 6,924		$ 221
Ohio Attorney General Action
Loss Contingencies [Line Items]
Estimate of possible loss							$ 1,000
Pending Litigation | Subsequent Event
Loss Contingencies [Line Items]
Number of claims | case	44		44
Arkansas | Pending Litigation | Subsequent Event
Loss Contingencies [Line Items]
Number of claims | case	28		28
Minimum | Ohio Attorney General Action
Loss Contingencies [Line Items]
Estimate of possible loss					$ 5,000
Maximum | Ohio Attorney General Action
Loss Contingencies [Line Items]
Estimate of possible loss					$ 10,000